Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2014 Segment Country	Dec. 31, 2013 Segment Country	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of reportable segments		3	6
Payments made by Travelocity for not meeting minimum booking level requirement	$ 7
Number of reportable segments		3	3
Countries of operations with foreign revenue and long-lived assets			128
Travel Network [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Transaction-based revenue percentage			89.00%	90.00%	93.00%
Airline And Hospitality Solutions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Transaction-based revenue percentage			70.00%	67.00%	66.00%
Travelocity [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Transaction-based revenue percentage			87.00%	88.00%	87.00%